Summary prospectus

Fixed income mutual fund

Delaware International Bond Fund

Nasdaq ticker symbols
Class A	DPIFX
Class C	DCIFX
Class R	DRIFX
Institutional Class	DIIFX

February 28, 2013

Before you invest, you may want to review the Fund's statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund's statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at delawareinvestments.com/literature. You can also get this information at no cost by calling 800 523-1918. The Fund's statutory prospectus and statement of additional information, both dated February 28, 2013 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Delaware International Bond Fund

What is the Fund's investment objective?

Delaware International Bond Fund seeks total return.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%[1]	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	R	Inst.
Management fees	0.65%	0.65%	0.65%	0.65%
Distribution and service (12b-1) fees	0.30%	1.00%	0.60%	none
Other expenses	1.99%	1.99%	1.99%	1.99%
Total annual fund operating expenses	2.94%	3.64%	3.24%	2.64%
Fee waivers and expense reimbursements	(1.84%)[2]	(1.79%)[2]	(1.89%)[2]	(1.79%)[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%	1.85%	1.35%	0.85%

1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).
2

The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.85% of the Fund's average daily net assets from February 28, 2013 through February 28, 2014. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A and Class R shares' 12b-1 fees from February 28, 2013 through February 28, 2014 to no more than 0.25% and 0.50% of their respective average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not
		redeemed)
Class	A	C	C	R	Inst.
1 year	$557	$188	$288	$137	$87
3 years	$1,153	$949	$949	$821	$650
5 years	$1,773	$1,731	$1,731	$1,529	$1,240
10 years	$3,439	$3,781	$3,781	$3,410	$2,840

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio. The Manager expects that portfolio turnover will be in excess of 100% going forward.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets in bonds of foreign issuers (the 80% policy). Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three countries other than the United States, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranational and corporate entities. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. The Fund may invest up to 50% of its net assets in securities of issuers located in emerging markets. Securities may be denominated in foreign currencies, baskets of foreign currencies, or the U.S. dollar. The Fund is considered "nondiversified" as defined in the 1940 Act, which means that it can invest in a smaller number of issuers than a diversified mutual fund.

The Fund may invest up to 30% of its net assets in below-investment-grade corporate bonds ("high yield" corporate bonds). This 30% limitation does not include high yield corporate bonds issued by emerging markets issuers. The Fund may also invest up to 50% of its net assets in below-investment-grade securities of issuers located in emerging markets.

The Fund may invest in debt securities having short, intermediate or long maturities.

The Fund may invest without limitation in derivatives, including futures, forwards, options, swap contracts, and other derivative instruments to the extent consistent with its investment objective and applicable securities regulations.  The Fund may invest in derivatives for hedging purposes (such as managing the Fund's exposure to changes in securities prices and foreign currencies or adjusting the Fund's exposure to certain markets) and for nonhedging purposes (such as attempting to generate additional returns for the Fund or managing the Fund's cash position).

In unusual market conditions, in order to meet large redemption requests, for temporary defensive purposes, and pending investment, the Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations.

The Fund's 80% policy is nonfundamental and can be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by the Manager or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a fund's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher rated securities. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Prepayment risk — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Derivatives risk — Derivative contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivative contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Government and regulatory risk — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling
800 523-1918 or by visiting our website at delawareinvestments.com/performance.

How has Delaware International Bond Fund performed?

On July 28, 2011, the Fund acquired all of the assets and assumed all of the liabilities of The International Fixed Income Portfolio of Delaware Pooled® Trust (Predecessor Fund), which had investment objectives and policies similar to those of the Fund. The Fund had no operations prior to July 28, 2011. Shareholders of the Predecessor Fund received Class A shares of the Fund in connection with this transaction. As a result of this transaction, Class A shares of the Fund assumed the performance history of the Predecessor Fund for periods prior to the closing date of the transaction. The average annual total returns of the Fund in the table below for periods prior to July 28, 2011 have been restated to reflect the maximum sales charge applicable to Class A shares, but not to reflect the distribution and service (12b-1), higher management, and transfer agency fees borne by Class A shares of the Fund.

Year-by-year total return (Class A)*

Average annual total returns for periods ended December 31, 2012

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 11.82% for the quarter ended December 31, 2004 and its lowest quarterly return was -7.35% for the quarter ended March 30, 2009.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

	1 year	5 years	10 years or lifetime
Class A return before taxes	1.40%	6.14%	7.04%
Class A return after taxes on distributions	0.57%	2.40%	3.97%
Class A return after taxes on distributions and sale of Fund shares	0.89%	3.04%	4.22%
Class C return before taxes (lifetime: 7/28/11 — 12/31/12)	4.39%	N/A	1.49%
Class R return before taxes (lifetime: 7/28/11 — 12/31/12)	6.01%	N/A	2.05%
Institutional Class return before taxes (lifetime: 7/28/11 — 12/31/12)	6.47%	N/A	2.52%
Barclays Global Aggregate ex-USD Index (reflects no deduction for fees, expenses, or taxes)	4.09%	5.06%	6.55%

*Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	July 2011
Paul Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	July 2012

Sub-advisor

Macquarie Investment Management Limited (MIML)

Macquarie Bank International Limited (MBIL)

Portfolio manager	Title with MBIL	Start date on the Fund
Graham McDevitt	Global Strategist	October 2012

Purchase and redemption of Fund shares

You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire. Please refer to the Fund's prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100.  The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares, there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.

Tax information

The Fund's distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other
financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

SMPR-219 [10/12] DG3 18520 [2/13]